SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Useful Life
Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Shorter of the remaining lease terms or the estimated useful lives
Vehicle	5 years

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES

Disaggregated information of revenues by products are as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Survivor Select	$-	$13,941	$28,210	$22,753
Ionized Cal-Mag	37,221	14,278	84,802	62,368
Omega Blend	-	42,747	22,471	179,177
Beta Maxx	-	23,564	21,206	47,637
Iron	9,929	3,118	21,617	7,186
Young Formula	-	1,075	-	34,269
ATPR Mito+	-	76,605	-	187,926
Hyaluronic Acid Serum	-	1,698	-	3,006
Mousse Facial Cleanser	-	4,355	-	7,394
Trim+	3,702	2,765	9,587	6,236
LIVO 5	21,812	-	21,812	-
Others – Products for the provision of complementary health therapies	154,411	182,101	330,968	216,188
Others	17,998	388	19,816	388
Total revenues - products	245,073	366,635	560,489	774,528
Health and Wellness services	58,862	30,072	124,214	31,139
Total revenues - products and services	$303,935	$396,707	$684,703	$805,667

Disaggregated information of revenues by products and services are as follows:

	For the years ended December 31,
	2022	2021

Survivor Select	$122,470	$83,904
Energized Mineral Concentrate	-	52,047
Ionized Cal-Mag	148,219	39,527
Omega Blend	272,332	222,718
BetaMaxx	137,447	208,043
Vege Fruit Fiber	-	65,757
Iron	16,697	28,114
Young Formula	31,403	52,425
Organic Youth Care Cleansing Bar	-	5,137
ATPR Mito+	271,493	183,800
Lipomask	-	15,331
Energetique	49,089	25,574
Trim+	88,613	27,042
Others – Products for the provision of complementary health therapies	569,823	-
Others	3,468	-
Total revenues – products	1,711,054	1,009,419
Health and Wellness services	145,510	7,543
Total revenues – products and services	$1,856,564	$1,016,962

SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of
	June 30, 2023	December 31, 2022
Period-end MYR : US$1 exchange rate	4.67	4.41
Period-end HKD : US$1 exchange rate	7.84	7.80

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Period-average MYR : US$1 exchange rate	4.58	4.37	4.48	4.28
Period-average HKD : US$1 exchange rate	7.84	7.85	7.84	7.83

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2022	2021

Period-end MYR : US$1 exchange rate	4.41	4.18
Period-end HKD : US$1 exchange rate	7.80	7.80

	For the years ended December 31,
	2022	2021

Period-average MYR : US$1 exchange rate	4.41	4.14
Period-average HKD : US$1 exchange rate	7.83	7.77